AB Discovery Growth Fund, Inc.

Portfolio of Investments

October 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.5%
Information Technology – 23.9%
Electronic Equipment, Instruments & Components – 4.4%
Fabrinet(a) (b)	189,307	$29,342,585
Littelfuse, Inc.	96,406	20,888,288
Novanta, Inc.(b)	219,102	28,934,610
Shoals Technologies Group, Inc. - Class A(a) (b)	1,343,735	20,639,770

		99,805,253

IT Services – 1.1%
MongoDB, Inc.(b)	75,144	25,893,871

Semiconductors & Semiconductor Equipment – 5.7%
Lattice Semiconductor Corp.(b)	610,675	33,959,637
MACOM Technology Solutions Holdings, Inc.(b)	550,001	38,797,070
Monolithic Power Systems, Inc.	55,178	24,374,330
Universal Display Corp.	244,458	34,023,664

		131,154,701

Software – 12.7%
Fair Isaac Corp.(b)	37,177	31,446,909
Five9, Inc.(b)	619,832	35,869,678
Freshworks, Inc. - Class A(b)	1,874,712	33,632,333
HubSpot, Inc.(b)	42,963	18,206,430
Klaviyo Inc-a(b)	846,765	24,124,335
Manhattan Associates, Inc.(b)	274,261	53,475,410
Monday.com Ltd.(b)	162,317	21,099,587
PTC, Inc.(b)	307,647	43,199,792
Smartsheet, Inc. - Class A(b)	797,494	31,532,913

		292,587,387

		549,441,212

Industrials – 21.4%
Aerospace & Defense – 7.0%
Axon Enterprise, Inc.(b)	282,216	57,710,350
Curtiss-Wright Corp.	198,819	39,527,205
Hexcel Corp.	466,450	28,882,584
Howmet Aerospace, Inc.	790,153	34,845,747

		160,965,886

Building Products – 4.5%
AZEK Co., Inc. (The)(b)	980,080	25,678,096
Builders FirstSource, Inc.(b)	245,721	26,665,643
Carlisle Cos., Inc.	104,127	26,457,629
Lennox International, Inc.	69,000	25,567,260

		104,368,628

Commercial Services & Supplies – 1.6%
Tetra Tech, Inc.	243,015	36,673,394

Ground Transportation – 2.4%
Saia, Inc.(b)	66,627	23,885,113
XPO, Inc.(a) (b)	419,560	31,806,844

		55,691,957

Company	Shares	U.S. $ Value

Machinery – 2.8%
Ingersoll Rand, Inc.(a)	334,132	$20,275,130
ITT, Inc.	295,154	27,552,626
Middleby Corp. (The)(b)	150,410	16,976,776

		64,804,532

Professional Services – 1.7%
FTI Consulting, Inc.(b)	181,439	38,512,242

Trading Companies & Distributors – 1.4%
SiteOne Landscape Supply, Inc.(b)	225,702	31,094,965

		492,111,604

Health Care – 18.9%
Biotechnology – 8.9%
Akero Therapeutics, Inc.(b)	224,362	2,674,395
Arcus Biosciences, Inc.(b)	442,561	6,952,633
Ascendis Pharma A/S (ADR)(b)	116,669	10,419,708
Blueprint Medicines Corp.(b)	251,458	14,800,818
Bridgebio Pharma, Inc.(b)	477,816	12,442,329
Halozyme Therapeutics, Inc.(b)	436,577	14,786,863
Intellia Therapeutics, Inc.(a) (b)	285,013	7,139,576
Karuna Therapeutics, Inc.(a) (b)	93,884	15,642,013
Legend Biotech Corp. (ADR)(b)	201,252	13,296,719
Madrigal Pharmaceuticals, Inc.(a) (b)	61,566	8,088,541
MoonLake Immunotherapeutics(b)	159,886	8,283,694
Natera, Inc.(b)	777,359	30,682,360
Sarepta Therapeutics, Inc.(b)	222,184	14,955,205
Ultragenyx Pharmaceutical, Inc.(b)	351,834	12,454,923
Vaxcyte, Inc.(a) (b)	320,598	15,420,764
Viking Therapeutics, Inc.(a) (b)	687,730	6,746,631
Vir Biotechnology, Inc.(b)	536,290	4,252,780
Xenon Pharmaceuticals, Inc.(b)	213,310	6,612,610

		205,652,562

Health Care Equipment & Supplies – 4.9%
AtriCure, Inc.(b)	676,873	23,446,881
iRhythm Technologies, Inc.(b)	276,784	21,733,080
Lantheus Holdings, Inc.(a) (b)	428,251	27,665,014
Shockwave Medical, Inc.(b)	192,126	39,627,909

		112,472,884

Health Care Providers & Services – 2.2%
Guardant Health, Inc.(b)	813,967	21,065,466
Inari Medical, Inc.(b)	488,238	29,640,929

		50,706,395

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 2.2%
ICON PLC(a) (b)	105,182	$25,660,201
Repligen Corp.(b)	183,163	24,646,413

		50,306,614

Pharmaceuticals – 0.7%
Intra-Cellular Therapies, Inc.(b)	311,817	15,516,014

		434,654,469

Consumer Discretionary – 14.6%
Broadline Retail – 0.9%
Global-e Online Ltd.(a) (b)	604,200	21,213,462

Hotels, Restaurants & Leisure – 4.1%
Cava Group, Inc.(a) (b)	686,227	21,677,911
Vail Resorts, Inc.	125,847	26,711,026
Wingstop, Inc.	248,373	45,395,133

		93,784,070

Household Durables – 1.2%
NVR, Inc.(b)	4,915	26,603,027

Specialty Retail – 5.8%
Dynatrace, Inc.(b)	986,052	44,086,385
Five Below, Inc.(a) (b)	296,277	51,546,272
Lithia Motors, Inc.(a)	111,815	27,082,711
Wayfair, Inc. - Class A(a) (b)	257,360	10,966,110

		133,681,478

Textiles, Apparel & Luxury Goods – 2.6%
Deckers Outdoor Corp.(b)	101,219	60,433,816

		335,715,853

Financials – 8.3%
Capital Markets – 2.9%
Ares Management Corp. - Class A	367,110	36,193,375
PJT Partners, Inc. - Class A(a)	388,894	30,473,734

		66,667,109

Financial Services – 2.4%
Flywire Corp.(b)	1,223,069	32,888,325
Shift4 Payments, Inc. - Class A(b)	485,447	21,612,101

		54,500,426

Insurance – 3.0%
Kinsale Capital Group, Inc.	123,086	41,099,646
Ryan Specialty Holdings, Inc.(a) (b)	647,355	27,965,736

		69,065,382

		190,232,917

Company	Shares	U.S. $ Value

Energy – 4.9%
Energy Equipment & Services – 1.9%
TechnipFMC PLC	2,062,994	$44,395,631

Oil, Gas & Consumable Fuels – 3.0%
Permian Resources Corp.(a)	2,403,900	35,024,823
Southwestern Energy Co.(b)	4,767,491	33,992,211

		69,017,034

		113,412,665

Consumer Staples – 4.5%
Beverages – 1.8%
Celsius Holdings, Inc.(b)	268,897	40,896,545

Consumer Staples Distribution & Retail – 1.5%
Grocery Outlet Holding Corp.(b)	1,240,928	34,336,478

Food Products – 1.2%
Freshpet, Inc.(a) (b)	480,395	27,574,673

		102,807,696

Total Common Stocks (cost $2,111,521,275)		2,218,376,416

INVESTMENT COMPANIES – 1.4%
Funds and Investment Trusts – 1.4%
iShares Russell 2000 Growth ETF(a) (c) (cost $29,299,181)	156,772	32,450,236

SHORT-TERM INVESTMENTS – 1.5%

Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(c) (d) (e) (cost $34,005,413)	34,005,413	34,005,413

Total Investments Before Security Lending Collateral for Securities Loaned – 99.4% (cost $2,174,825,869)		2,284,832,065

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(c) (d) (e) (cost $54,167,585)	54,167,585	54,167,585

Total Investments – 101.8% (cost $2,228,993,454)(f)		2,338,999,650
Other assets less liabilities – (1.8)%		(40,885,238)

Net Assets – 100.0%		$2,298,114,412

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.

(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of October 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $329,873,481 and gross unrealized depreciation of investments was $(219,867,285), resulting in net unrealized appreciation of $110,006,196.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Discovery Growth Fund, Inc.

October 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,218,376,416	$—	$—	$2,218,376,416
Investment Companies	32,450,236	—	—	32,450,236
Short-Term Investments	34,005,413	—	—	34,005,413
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	54,167,585	—	—	54,167,585

Total Investments in Securities	2,338,999,650	—	—	2,338,999,650
Other Financial Instruments(b)	—	—	—	—

Total	$2,338,999,650	$—	$—	$2,338,999,650

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2023 is as follows:

Fund	Market Value 07/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$58,623	$196,874	$221,492	$34,005	$593
Government Money Market Portfolio*	33,955	195,154	174,941	54,168	475
Total	$92,578	$392,028	$396,433	$88,173	$1,068

*	Investments of cash collateral for securities lending transactions